Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.05539%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,336,550.84

Principal:
Principal Collections	$29,442,288.69
Prepayments in Full	$15,554,090.43
Liquidation Proceeds	$394,094.11
Recoveries	$6,423.03
Sub Total	$45,396,896.26
Collections	$50,733,447.10

Purchase Amounts:
Purchase Amounts Related to Principal	$73,537.14
Purchase Amounts Related to Interest	$110.05
Sub Total	$73,647.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,807,094.29

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,807,094.29
Servicing Fee	$1,083,988.39	$1,083,988.39	$0.00	$0.00	$49,723,105.90
Interest - Class A-1 Notes	$376,387.72	$376,387.72	$0.00	$0.00	$49,346,718.18
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$48,499,168.18
Interest - Class A-2b Notes	$940,512.53	$940,512.53	$0.00	$0.00	$47,558,655.65
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$45,975,780.65
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$45,705,380.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,705,380.65
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$45,551,202.15
Second Priority Principal Payment	$3,812,509.16	$3,812,509.16	$0.00	$0.00	$41,738,692.99
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,738,692.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,738,692.99
Regular Principal Payment	$103,507,090.12	$41,738,692.99	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,807,094.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,812,509.16
Regular Principal Payment					$41,738,692.99
Total					$45,551,202.15

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,551,202.15	$153.37	$376,387.72	$1.27	$45,927,589.87	$154.64
Class A-2a Notes	$0.00	$0.00	$847,550.00	$3.35	$847,550.00	$3.35
Class A-2b Notes	$0.00	$0.00	$940,512.53	$3.72	$940,512.53	$3.72
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,551,202.15	$32.05	$4,171,903.75	$2.94	$49,723,105.90	$34.99

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$107,319,599.28	0.3613455	$61,768,397.13	0.2079744
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,231,359,599.28	0.8665200	$1,185,808,397.13	0.8344652

Pool Information
Weighted Average APR	4.854%	4.856%
Weighted Average Remaining Term	52.03	51.27
Number of Receivables Outstanding	35,610	34,596
Pool Balance	$1,300,786,073.36	$1,254,845,887.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,242,754,168.48	$1,199,137,090.12
Pool Factor	0.8736200	0.8427661

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$55,708,797.83
Targeted Overcollateralization Amount	$84,129,780.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,037,490.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$476,175.04
(Recoveries)		4	$6,423.03
Net Loss for Current Collection Period			$469,752.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4334%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0034%
Second Prior Collection Period			0.0584%
Prior Collection Period			0.0648%
Current Collection Period			0.4411%
Four Month Average (Current and Prior Three Collection Periods)			0.1419%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		258	$622,248.62
(Cumulative Recoveries)			$10,125.88
Cumulative Net Loss for All Collection Periods			$612,122.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0411%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,411.82
Average Net Loss for Receivables that have experienced a Realized Loss			$2,372.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	161	$6,627,824.79
61-90 Days Delinquent	0.07%	18	$877,908.75
91-120 Days Delinquent	0.02%	4	$216,657.97
Over 120 Days Delinquent	0.01%	3	$97,708.24
Total Delinquent Receivables	0.62%	186	$7,820,099.75

Repossession Inventory:
Repossessed in the Current Collection Period		10	$374,275.61
Total Repossessed Inventory		15	$608,037.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0465%
Prior Collection Period			0.0590%
Current Collection Period			0.0723%
Three Month Average			0.0592%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0950%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$4,228,633.69
2 Months Extended	88	$4,343,425.55
3+ Months Extended	16	$753,109.09

Total Receivables Extended	185	$9,325,168.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer